Shareholders' Equity (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014
Treasury Stock [Abstract]
Treasury Stock Reissued During Period, Shares	1.1	2.1	2.3	0.5
Treasury Stock Reissued During Period, Value	$ 39	$ 90	$ 100	$ 20
Treasury Stock, Shares	58.2		28.2	16.7
Treasury Stock, Value	$ 2,014		$ 1,124	$ 711